STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Equity [Abstract]
assumptions were used in the fair-value method calculations	The following assumptions were used in the fair value method calculations: Schedule of Fair Value Assumptions	The following assumptions were used in the fair-value method calculations:
STOCK-BASED COMPENSATION
	Three Months Ended September 30,		Six Months Ended September 30,
	2021	2020	2021	2020
Risk-free interest rates	0.8% - 0.98%	0.28% - 0.37%	0.8% - 0.98%	0.28% - 0.37%
Volatility	367% - 370%	88% - 127%	89% - 370%	88% - 128%
Expected life (years)	5.0 - 6.2	5.0 - 6.0	5.0 - 6.2	5.0 - 6.0
Dividend yield	—	—	—	—

Year ended March 31,
	2021	2020
Risk-free interest rates	0.28% - 0.71%	0.77% - 2.37%
Volatility	87% - 127%	86% - 103%
Expected life (years)	5.0 - 6.0	5.0 - 6.0
Dividend yield	—%	—%

stock option activity	A summary of stock option activity under the Plan is presented below: Schedule of Stock Option activity	A summary of stock option activity under the 2017 Plan is presented below:
STOCK-BASED COMPENSATION (Details 2)
		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at March 31, 2021	136,082	1,197,252	$5.25
Options granted	(60,774)	60,774	12.69
Share awards	(1,836)	—	—
Options cancelled and returned to the Plan	7,547	(7,547)	8.61
Balance at June 30, 2021	81,089	1,250,479	5.58
Additional shares authorized under the Plan	1,333,334	—	—
Options granted	(396,384)	396,384	12.15
Share awards	(3,636)	—	—
Options cancelled and returned to the Plan	49,213	(49,213)	7.02
Balance at September 30, 2021	1,063,546	1,597,650	7.17

	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at March 31, 2019	490,031	509,969	2.56
Additional shares authorized under the Plan	333,334	—	—
Options granted	(572,402)	572,402	6.75
Options cancelled and returned to the Plan	23,056	(23,056)	6.75
Balance at March 31, 2020	274,019	1,059,315	4.74
Options granted	(163,492)	163,492	8.64
Options cancelled and returned to the Plan	25,555	(25,555)	6.75
Balance at March 31, 2021	136,082	1,197,252	5.25

summarizes the range of outstanding and exercisable options	The following table summarizes the range of outstanding and exercisable options as of September 30, 2021: Schedule of Outstanding and Exercisable Option, Range	The following table summarizes the range of outstanding and exercisable options as of March 31, 2021:
STOCK-BASED COMPENSATION (Details 3)
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$1.98 - $17.70	1,597,650	8.09	$7.17	869,668	$4.62	$4,022,239

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$1.98 - $9.48	1,197,252	8.25	$5.25	742,913	$3.96	$8,763,260